SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2021 CAD ($) $ / shares	Feb. 28, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Options	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) Options
Subsequent Events
Proceeds from sale of investments					$ 568
Number of stock options exercised | Options					650,580		508,964
Weighted-average exercise price | $ / shares				$ 1.25		$ 1.62
Repayment of credit facility					$ 57,000		$ 5,300
Quarterly dividend declared per common share | $ / shares		$ 0.01
Credit Facility
Subsequent Events
Repayment of credit facility					$ 57,000		$ 5,300
Hope Bay Buyback
Subsequent Events
Percentage of royalty bought back by Agnico		1.50%
Percentage of royalty owned		2.50%
Proceeds from buy back of royalty interest		$ 50,000
Percentage of royalty retained		1.00%
Investment Proceeds
Subsequent Events
Proceeds from sale of investments		$ 7,700
Royalty Proceeds
Subsequent Events
Bonus Royalty Payment received			$ 2,500
Repayment Of debt | Credit Facility
Subsequent Events
Repayment of credit facility		32,000
Amount available under the facility		$ 120,000
Exercise of Stock Options
Subsequent Events
Number of stock options exercised	589,351
Weighted-average exercise price | $ / shares	$ 2.32